Certinas

1-38208

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

17010752

Received SEC
OCT 19 2017
Washington, DC 20549

By Electronic Mail

October 19, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on September 15, 2017 The Nasdaq Stock Market (the "Exchange") received from Dragon Victory International Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Ordinary Shares, par value US$0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery